OTHER INCOME (EXPENSE) - NET (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Other Income and Expense [Line Items]
Foreign Currency Transaction Gain (Loss), before Tax	$ 31,463	$ (203,264)	$ (122,163)	$ 199,919
Subsidiary in Pakistan [Member]
Other Income and Expense [Line Items]
Percentage of Increase (Decrease) in Foreign Currency Exchange Rate	0.40%	8.00%	(5.00%)	9.00%